[LOGO]USAA(R)

                                USAA NEW YORK
                                        BOND Fund

                                                                       [GRAPHIC]

  A n n u a l  R e p o r t

--------------------------------------------------------------------------------
  March 31, 2002                                           USAA Tax-Exempt Funds

M E S S A G E
=============-------------------------------------------------------------------
              from the PRESIDENT

                                       [GRAPHIC]
                               NONE OF THE INCOME FROM OUR
                             TAX-EXEMPT MUTUAL FUNDS HAS BEEN
[PHOTO]                     SUBJECT TO THE AMT...A COMMITMENT
                              WE PLAN TO KEEP IN THE FUTURE.
                                       [GRAPHIC]
--------------------------------------------------------------------------------

                 At this writing, the U.S. economy's recovery seems to be emerging gradually, thanks in part to the Federal Reserve Board's (the Fed's) aggressive cutting of short-term interest rates. Despite the Fed's actions, long-term interest rates have not fallen. Given the signs of economic recovery, it appears that the credit markets may have correctly anticipated a short recession. As for short-term rates, they could rise as the economy improves.

                 If we've learned anything from the last market cycle, it's that these cycles are a fact of life. We can use fiscal and monetary policy to affect their duration, but eventually one market cycle ends and another begins. One of the most important lessons we should learn is the importance of being prudent with our money. That means that we cannot rely on investment returns alone to help us meet our long-term goals. One way to be smart with our money is to save more and consume less. Another is to find ways to protect the money we have--especially during what was just a very taxing time of year.

                 Tax-exempt investors can help protect their money by avoiding investments that are subject to the federal alternative minimum tax (AMT). As you likely know, the AMT was created in 1969 to tax high-income individuals. However, an increasing number of investors have been hit with the AMT--more than 1.7 million this past tax year alone.

.. . . C O N T I N U E D
=======================---------------------------------------------------------

                 Our shareholders have made it clear that they want help reducing their tax exposure. They do not want the income of their USAA tax-exempt funds to be subject to the AMT. Consequently, since their inception, we have made sure that none of the income from our tax-exempt mutual funds has been subject to the AMT for individual taxpayers--a commitment we plan to keep in the future.

                 On behalf of the entire team at USAA, thank you for trusting us to help you determine and plan your investment goals. We stand ready to assist you and will continue to work hard on your behalf.

                 Sincerely,

                 /s/ Christopher W. Claus

                 Christopher W. Claus
                 President and Vice Chairman of the Board

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                 CHANGES IN FEDERAL TAX LAWS OR OTHER UNFORESEEN CIRCUMSTANCES COULD RESULT IN INCOME SUBJECT TO THE FEDERAL AMT FOR INDIVIDUALS.

                 USAA INVESTMENT MANAGEMENT COMPANY (USAA), DISTRIBUTOR.

Table of CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OVERVIEW & MANAGER'S COMMENTARY                             2

FINANCIAL INFORMATION

  Distributions to Shareholders                                       12

  Independent Auditors' Report                                        13

  Portfolio of Investments                                            14

  Notes to Portfolio of Investments                                   20

  Financial Statements                                                21

  Notes to Financial Statements                                       24

DIRECTORS' INFORMATION                                                31

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

USAA with the eagle is registered in the U.S. Patent & Trademark Office.
(c)2002, USAA. All rights reserved.

I N V E S T M E N T
===================-------------------------------------------------------------
                    OVERVIEW

USAA NEW YORK BOND FUND

OBJECTIVE
--------------------------------------------------------------------------------
                 High level of current interest income that is exempt from federal income tax and New York state and New York City personal income taxes.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------
                 Invests principally in long-term, investment-grade New York tax-exempt securities.

----------------------------------------------------------------------------------------------
                                                        3/31/02                     3/31/01
----------------------------------------------------------------------------------------------
Net Assets                                           $114.7 Million             $103.3 Million
Net Asset Value Per Share                               $11.37                      $11.58
Tax-Exempt Dividends Per Share Last 12 Months           $0.567                      $0.594
Capital Gain Distributions Per Share Last 12 Months        -                           -

--------------------------------------------------------------------------------
                        30-DAY SEC YIELD* AS OF 3/31/02
--------------------------------------------------------------------------------
30-DAY SEC YIELD                                                           4.15%

* CALCULATED AS PRESCRIBED BY THE SECURITIES AND EXCHANGE COMMISSION.

                 NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND ARE NOT AN INDICATION OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, AND AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

3

.. . . C O N T I N U E D
=======================---------------------------------------------------------
                        OVERVIEW

AVERAGE ANNUAL COMPOUNDED RETURNS WITH REINVESTMENT OF DIVIDENDS -- PERIODS ENDING MARCH 31, 2002

---------------------------------------------------------------------------------
                   TOTAL RETURN    =      DIVIDEND RETURN      +     PRICE CHANGE
---------------------------------------------------------------------------------
10 YEARS              6.43%        =           5.69%           +         0.74%
5 YEARS               6.26%        =           5.49%           +         0.77%
1 YEAR                3.10%        =           4.91%           +        -1.81%



ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS
FOR THE 10-YEAR PERIOD ENDING MARCH 31, 2002

                             [CHART]

TOTAL RETURN:
----------------------

03/31/1993      13.74%
03/31/1994       0.68%
03/31/1995       5.42%
03/31/1996       7.67%
03/31/1997       5.89%
03/31/1998      12.24%
03/31/1999       5.73%
03/31/2000      -2.20%
03/31/2001      13.21%
03/31/2002       3.10%

DIVIDEND RETURN:
----------------------

03/31/1993       6.45%
03/31/1994       4.99%
03/31/1995       5.97%
03/31/1996       6.00%
03/31/1997       5.98%
03/31/1998       6.02%
03/31/1999       5.39%
03/31/2000       5.26%
03/31/2001       5.89%
03/31/2002       4.91%

CHANGE IN SHARE PRICE:
----------------------

03/31/1993       7.29%
03/31/1994      -4.31%
03/31/1995      -0.55%
03/31/1996       1.67%
03/31/1997      -0.09%
03/31/1998       6.22%
03/31/1999       0.34%
03/31/2000      -7.46%
03/31/2001       7.32%
03/31/2002      -1.81%




                 TOTAL RETURN EQUALS DIVIDEND RETURN PLUS SHARE PRICE CHANGE AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. DIVIDEND RETURN IS THE INCOME FROM DIVIDENDS RECEIVED OVER THE PERIOD, ASSUMING REINVESTMENT OF ALL DIVIDENDS. SHARE PRICE CHANGE IS THE CHANGE IN NET ASSET VALUE OVER THE PERIOD ADJUSTED FOR CAPITAL GAIN DISTRIBUTIONS.

.. . . C O N T I N U E D
=======================---------------------------------------------------------

          [CHART]

----------------------------------
12-MONTH DIVIDEND YIELD COMPARISON
----------------------------------

            USAA NY      LIPPER NY MUNI
           BOND FUND     DEBT FUNDS AVG
           ---------     --------------

3/31/93      5.63             5.74
3/31/94      5.7              5.66
3/31/95      5.74             5.41
3/31/96      5.79             5.17
3/31/97      5.84             5.01
3/31/98      5.42             4.7
3/31/99      5.27             4.47
3/31/00      5.61             4.78
3/31/01      5.16             4.5
3/31/02      4.97             4.47


                 THE 12-MONTH DIVIDEND YIELD IS COMPUTED BY DIVIDING INCOME DIVIDENDS PAID DURING THE PREVIOUS 12 MONTHS BY THE LATEST MONTH-END NET ASSET VALUE ADJUSTED FOR CAPITAL GAIN DISTRIBUTIONS. THE GRAPH REPRESENTS DATA FOR PERIODS ENDING 3/31/93 TO 3/31/02.

5
.. . . C O N T I N U E D
=======================---------------------------------------------------------
                        OVERVIEW

                                [CHART]

                   ---------------------------------
                   CUMULATIVE PERFORMANCE COMPARISON
                   ---------------------------------

         USAA NY        LEHMAN BROS MUNI      LIPPER NY MUNI        LIPPER NY MUNI
        BOND FUND          BOND INDEX         DEBT FUNDS AVG       DEBT FUNDS INDEX
        ---------       ----------------      --------------       ----------------
Mar-92  10000.00            10000.00             10000.00              10000.00
Apr-92  10078.41            10088.94             10103.96              10112.66
May-92  10237.84            10207.75             10252.87              10264.69
Jun-92  10441.27            10378.84             10458.02              10478.54
Jul-92  10837.69            10690.14             10840.38              10861.87
Aug-92  10663.62            10585.92             10682.82              10702.36
Sep-92  10705.69            10655.17             10711.45              10738.25
Oct-92  10480.99            10550.28             10531.55              10565.28
Nov-92  10760.94            10739.36             10787.14              10820.00
Dec-92  10880.48            10849.01             10913.14              10959.07
Jan-93  11035.13            10975.29             11046.64              11097.65
Feb-93  11445.69            11372.12             11478.61              11530.33
Mar-93  11374.37            11251.95             11367.00              11418.67
Apr-93  11494.15            11365.33             11487.55              11539.30
May-93  11560.86            11429.15             11565.87              11618.56
Jun-93  11745.59            11620.27             11758.84              11813.47
Jul-93  11764.81            11635.21             11762.71              11816.46
Aug-93  12017.85            11877.59             12018.27              12070.19
Sep-93  12140.49            12013.04             12147.59              12205.27
Oct-93  12179.60            12036.12             12168.53              12227.71
Nov-93  12064.92            11929.87             12031.32              12097.60
Dec-93  12345.83            12181.75             12278.78              12345.84
Jan-94  12481.59            12320.93             12409.03              12478.44
Feb-94  12094.62            12001.83             12099.80              12170.38
Mar-94  11451.36            11513.00             11564.94              11631.52
Apr-94  11460.99            11610.77             11580.94              11637.50
May-94  11569.22            11711.25             11690.40              11749.66
Jun-94  11505.00            11639.62             11615.75              11671.40
Jul-94  11705.93            11853.15             11810.97              11868.30
Aug-94  11731.94            11894.22             11852.83              11914.16
Sep-94  11505.87            11719.74             11633.00              11692.34
Oct-94  11235.97            11511.64             11393.85              11447.09
Nov-94  10866.36            11303.21             11095.63              11132.54
Dec-94  11229.74            11552.04             11399.91              11431.63
Jan-95  11588.12            11882.34             11725.35              11755.64
Feb-95  11979.96            12227.92             12096.53              12133.49
Mar-95  12072.06            12368.46             12204.14              12245.15
Apr-95  12116.69            12383.05             12218.00              12261.10
May-95  12484.65            12778.19             12619.42              12672.85
Jun-95  12352.28            12666.51             12452.82              12505.36
Jul-95  12412.05            12786.34             12528.73              12576.14
Aug-95  12563.97            12948.61             12675.69              12723.19
Sep-95  12623.40            13030.42             12740.59              12792.98
Oct-95  12849.03            13219.84             12950.82              13010.82
Nov-95  13131.05            13439.47             13211.10              13264.04
Dec-95  13259.17            13568.47             13351.28              13400.63
Jan-96  13313.34            13670.99             13414.98              13457.95
Feb-96  13176.00            13578.65             13303.08              13335.82
Mar-96  12997.68            13405.19             13089.10              13112.05
Apr-96  12969.69            13367.17             13037.80              13056.85
May-96  12961.48            13362.07             13039.33              13057.65
Jun-96  13116.66            13507.71             13181.56              13195.06
Jul-96  13232.23            13629.91             13310.55              13319.94
Aug-96  13186.52            13626.86             13282.08              13290.57
Sep-96  13423.56            13817.30             13493.48              13506.13
Oct-96  13574.18            13973.45             13624.05              13640.56
Nov-96  13809.49            14229.41             13870.60              13881.20
Dec-96  13753.33            14169.32             13806.56              13816.30
Jan-97  13768.91            14196.14             13807.10              13810.69
Feb-97  13922.38            14326.50             13932.02              13939.39
Mar-97  13762.65            14135.38             13756.76              13758.65
Apr-97  13904.82            14253.85             13879.66              13879.90
May-97  14133.92            14468.39             14094.32              14085.44
Jun-97  14279.24            14622.51             14236.60              14229.22
Jul-97  14665.41            15027.50             14682.81              14669.10
Aug-97  14536.35            14886.62             14518.30              14496.55
Sep-97  14724.86            15063.14             14685.04              14664.06
Oct-97  14870.92            15160.23             14776.19              14751.95
Nov-97  14973.65            15249.51             14862.81              14833.01
Dec-97  15216.15            15471.86             15097.52              15082.96
Jan-98  15347.46            15631.41             15251.46              15225.53
Feb-98  15415.56            15636.16             15252.57              15223.61
Mar-98  15446.91            15650.08             15261.54              15231.98
Apr-98  15356.36            15579.47             15144.43              15114.86
May-98  15647.68            15825.92             15420.50              15383.60
Jun-98  15734.57            15888.38             15482.77              15452.42
Jul-98  15776.84            15928.10             15508.75              15477.85
Aug-98  16008.99            16174.21             15773.19              15738.10
Sep-98  16214.48            16375.85             15974.37              15934.13
Oct-98  16145.46            16375.51             15919.14              15872.98
Nov-98  16203.86            16432.88             15976.53              15925.86
Dec-98  16232.53            16474.30             16010.46              15956.14
Jan-99  16395.07            16670.17             16191.33              16132.20
Feb-99  16311.53            16597.52             16101.75              16037.84
Mar-99  16331.65            16620.27             16098.46              16041.87
Apr-99  16374.05            16661.68             16139.86              16084.95
May-99  16254.92            16565.27             16011.97              15950.55
Jun-99  16008.01            16326.97             15744.63              15677.36
Jul-99  16005.87            16386.38             15768.40              15692.62
Aug-99  15809.14            16255.00             15571.65              15485.63
Sep-99  15751.95            16261.79             15519.25              15429.28
Oct-99  15446.23            16085.61             15263.13              15163.69
Nov-99  15538.23            16256.70             15430.67              15319.56
Dec-99  15408.38            16135.51             15284.13              15165.33
Jan-00  15322.61            16065.24             15172.79              15046.38
Feb-00  15588.16            16251.95             15406.43              15272.34
Mar-00  15972.78            16607.03             15788.76              15635.51
Apr-00  15880.33            16508.92             15668.11              15513.68
May-00  15782.75            16423.04             15556.44              15410.03
Jun-00  16260.80            16858.23             15996.54              15840.22
Jul-00  16545.66            17092.80             16225.95              16069.83
Aug-00  16816.73            17356.23             16478.51              16318.75
Sep-00  16677.39            17265.93             16373.76              16212.23
Oct-00  16922.59            17454.33             16559.33              16394.51
Nov-00  17089.74            17586.39             16694.74              16526.14
Dec-00  17697.68            18020.90             17189.86              17008.90
Jan-01  17778.53            18199.46             17302.36              17125.06
Feb-01  17885.33            18257.17             17360.88              17185.02
Mar-01  18082.73            18420.79             17522.72              17343.06
Apr-01  17770.72            18221.19             17304.41              17136.03
May-01  17987.95            18417.40             17498.57              17328.49
Jun-01  18170.75            18540.63             17642.38              17467.80
Jul-01  18502.23            18815.26             17914.09              17731.70
Aug-01  18815.15            19125.19             18228.76              18039.81
Sep-01  18643.92            19061.03             18046.05              17856.47
Oct-01  18820.04            19288.13             18237.90              18052.78
Nov-01  18691.25            19125.53             18062.26              17882.89
Dec-01  18473.56            18944.60             17865.48              17688.37
Jan-02  18806.35            19273.20             18176.26              17996.87
Feb-02  19061.65            19505.39             18423.35              18240.52
Mar-02  18646.44            19123.16             18070.64              17886.21

                    DATA FROM 3/31/92 THROUGH 3/31/02.

                 See the following page for benchmark definitions.

                 NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED INCOME DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS.

.. . . C O N T I N U E D
=======================---------------------------------------------------------

         The graph on page 5 illustrates the comparison of a $10,000 investment in the USAA New York Bond Fund to the following benchmarks:

               - The broad-based Lehman Brothers Municipal Bond Index, an unmanaged index that tracks total return performance for the investment-grade, tax-exempt bond market. All tax-exempt bond funds will find it difficult to outperform the Lehman Index, because funds have expenses.

               - The Lipper New York Municipal Debt Funds Average, an average performance level of all New York municipal debt funds, reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

               - The Lipper New York Municipal Debt Funds Index, which tracks the total return performance of the 30 largest funds within the Lipper New York Municipal Debt Funds category.

7

M A N A G E R ' S
=================---------------------------------------------------------------
                  COMMENTARY on the Fund

[PHOTO]  Clifford A. Gladson, CFA

--------------------------------------------------------------------------------
HOW DID THE FUND PERFORM DURING THE PERIOD?

                 Your USAA New York Bond Fund provided a total return of 3.10% vs. an average of 3.00% for the 99 funds in Lipper New York Municipal Debt Funds category. The Fund's tax-exempt distributions over the prior 12 months produced a dividend yield of 4.97%, well above the 4.47% Lipper category average yield.

                                   * * * *

                 THE FUND'S PERFORMANCE HAS RECEIVED AN OVERALL MORNINGSTAR RATING(TM) OF 4 STARS IN THE MUNICIPAL BOND FUND CATEGORY FOR THE PERIOD ENDING MARCH 31, 2002.

                 REFER TO PAGE 6 FOR THE LIPPER AVERAGE DEFINITION.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. FOR EACH FUND WITH AT LEAST A THREE-YEAR HISTORY, MORNINGSTAR CALCULATES A MORNINGSTAR RATING(TM) METRIC EACH MONTH BY SUBTRACTING THE RETURN ON A 90-DAY U.S. TREASURY BILL FROM THE FUND'S LOAD-ADJUSTED RETURN FOR THE SAME PERIOD, AND THEN ADJUSTING THIS EXCESS RETURN FOR RISK. THE TOP 10% OF THE FUNDS IN EACH BROAD ASSET CLASS RECEIVE 5 STARS, THE NEXT 22.5% RECEIVE 4 STARS, THE NEXT 35% RECEIVE 3 STARS, THE NEXT 22.5% RECEIVE 2 STARS, AND THE BOTTOM 10% RECEIVE 1 STAR. THE OVERALL MORNINGSTAR RATING FOR A FUND IS DERIVED FROM A WEIGHTED AVERAGE OF THE PERFORMANCE FIGURES ASSOCIATED WITH ITS THREE-, FIVE, AND 10-YEAR MORNINGSTAR RATING METRICS. THE USAA NEW YORK BOND FUND WAS RATED AGAINST THE FOLLOWING NUMBERS OF U.S.-DOMICILED MUNICIPAL BOND FUNDS OVER THE FOLLOWING TIME PERIODS: 1,658 FUNDS IN THE LAST THREE YEARS, 1,507 FUNDS IN THE LAST FIVE YEARS, AND 505 FUNDS IN THE LAST 10 YEARS. WITH RESPECT TO THESE MUNICIPAL BOND FUNDS, THE USAA NEW YORK BOND FUND RECEIVED A MORNINGSTAR RATING OF 4 STARS, 5 STARS, AND 4 STARS FOR THE THREE-, FIVE-, AND 10-YEAR PERIODS, RESPECTIVELY.

.. . . C O N T I N U E D
=======================---------------------------------------------------------

[LOGO]LIPPER
CONSISTENT       Lipper also named the Fund a Lipper Leader for consistent
  RETURN         return in the New York municipal debt funds category for the three-year period ending March 31, 2002.

WhAT WERE THE BROAD MARKET CONDITIONS
MARCH 31, 2001, TO MARCH 31, 2002?

                 Even before the events of September 11, 2001, the economy was experiencing higher unemployment claims, reduced levels of capital spending, and disappointing corporate profits. In an effort to stimulate economic growth, the Federal Reserve Board (the Fed) cut short-term interest rates by a total of 3.25%.

                 Although money market yields have fallen, yields for long-term securities have edged higher. The yields on one-year high-quality municipal bonds dropped -1.07%, while the yields on 10-year bonds rose 0.26%. The credit market appears to believe that higher levels of economic activity will prompt the Fed to raise interest rates to keep inflation under control.

WHAT WERE THE IMPORTANT ISSUES FACING NEW YORK
DURING THE REPORTING PERIOD?

                 New York state and New York City have seen revenues fall short of pre-9/11 projections. However, both will end their fiscal years in financial balance using reserve and rainy-day funds accumulated over the last decade. Until tax revenues recover, expenditure reductions, federal relief, and one-time revenue sources will

                 LIPPER LEADER FOR CONSISTENT RETURN RATINGS REFLECT THE DEGREE OF A FUND'S HISTORICAL SUCCESS IN ACHIEVING SUPERIOR RISK-ADJUSTED RETURNS, ADJUSTED FOR VOLATILITY, RELATIVE TO PEERS FOR THE THREE YEARS ENDED MARCH 31, 2002. THE RATINGS ARE SUBJECT TO CHANGE EVERY MONTH. TWENTY PERCENT OF FUNDS ANALYZED ARE NAMED LIPPER LEADERS FOR CONSISTENT RETURN.

                 THE USAA NEW YORK BOND FUND WAS RATED AMONG 80 NEW YORK MUNICIPAL DEBT FUNDS FOR CONSISTENT RETURN FOR THE THREE-YEAR PERIOD. LIPPER LEADER RATINGS ARE NOT INTENDED TO PREDICT FUTURE RESULTS, AND LIPPER DOES NOT GUARANTEE THE ACCURACY OF THIS INFORMATION. MORE INFORMATION IS AVAILABLE AT WWW.LIPPERLEADERS.COM. LIPPER LEADER RATINGS COPYRIGHT 2001, REUTERS. ALL RIGHTS RESERVED.

9

.. . . C O N T I N U E D
=======================---------------------------------------------------------
                        COMMENTARY on the Fund

         help maintain the budgetary balance. New York should be able to weather the effects of the terrorist attack and the economic recession without raising taxes.

         Challenges lie ahead, but there is cause for optimism:

               - Cleanup of the World Trade Center site is ahead of schedule and under budget.

               - The economy appears to have entered a growth mode.

               - $20 billion in federal assistance is in the pipeline.

               - Recovery efforts have benefited from a remarkable level of state and local cooperation.

HAS THE ENRON BANKRUPTCY AFFECTED THE MUNICIPAL MARKET?

         The Kmart and Enron bankruptcies have shaken the fixed-income markets, especially for corporate bonds. However, the vast majority of municipal bonds are issued to pay for essential public service initiatives, such as water/sewer systems, school construction, hospital expansions, and low-income housing. A municipal default is unusual because:

               - Most municipal revenues are relatively stable and predictable.

               - Municipals have much lower event risk. Cities don't make leveraged buyouts.

               - The annual budget and debt issuance are scrutinized by rival politicians, news media, and taxpayer groups.

WHAT STRATEGIES DID YOU EMPLOY IN THE FUND?

         In anticipation of the stimulative effects of lower short-term interest rates, I allowed the Fund's weighted average maturity to shorten to
         16.9 years. I have continued to diversify the portfolio and improved its average credit quality to AA.

.. . . C O N T I N U E D
=======================---------------------------------------------------------

WHAT IS YOUR OUTLOOK FOR THE COMING MONTHS?

                 Low short-term interest rates seem to have paved the way for renewed economic growth. As the recovery gains momentum, I expect that longer-term rates will rise less than money market and short-term interest rates. So long as inflation remains under control, I hope to use any rise in long-term yields to increase the Fund's tax-exempt income distributions.

                 Long term, I believe the state of New York, with New York City's recovery as its cornerstone, could act as the foundation for the entire nation in building a new era of economic prosperity.

--------------------------------------------------------------------------------
TAXABLE EQUIVALENT YIELDS
--------------------------------------------------------------------------------

To match the USAA New York Bond Fund's closing 30-day SEC yield of 4.15%, and assuming a New York state tax rate of

6.85%, and marginal federal tax rates of:      27.00%        30.00%    35.00%    38.60%

A FULLY TAXABLE INVESTMENT MUST PAY:            6.10%         6.36%     6.85%     7.26%
---------------------------------------------------------------------------------------
Assuming the same marginal federal tax rates
and a combined New York state and city tax
rate of 10.44%,
a fully taxable investment must pay:            6.35%         6.62%     7.13%     7.55%

                 This table is based on a hypothetical investment calculated for illustrative purposes only. It is not an indication of performance for any of the USAA family of funds.

                 SOME INCOME MAY BE SUBJECT TO FEDERAL, STATE, OR LOCAL TAXES OR THE FEDERAL ALTERNATIVE MINIMUM TAX.

11

P O R T F O L I O
=================---------------------------------------------------------------
                  HIGHLIGHTS

                                    [CHART]

                              PORTFOLIO RATINGS MIX
                                    3/31/02
                                    -------

               A                                        19%
               AA                                       31%
               AAA                                      39%
               BBB                                       6%
               Cash Equivalents                          5%

                       The four highest long-term credit ratings, in descending order of credit quality, are AAA, AA, A, and BBB. This chart reflects the higher rating of either Moody's Investors Service, Standard & Poor's Rating Services, or Fitch Ratings.

                       YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 14-19.

D I S T R I B U T I O N S
=========================-------------------------------------------------------
                          to SHAREHOLDERS

USAA NEW YORK BOND FUND

                 The Fund completed its fiscal year on March 31, 2002. Federal law (Internal Revenue Code of 1986, as amended, and the regulations thereunder) requires the Fund to notify its share-holders after the close of its taxable year of what portion of its earnings was exempt from federal taxation and dividends that represent long-term gains. The net investment income earned and distributed by the Fund was 100% tax-exempt for federal income tax purposes. There were no long-term capital gain distributions for the year ended March 31, 2002.

13

I N D E P E N D E N T
=====================-----------------------------------------------------------
                      AUDITORS' Report

[LOGO]KPMG

THE SHAREHOLDERS AND BOARD OF DIRECTORS

                 USAA NEW YORK BOND FUND

                 We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of USAA New York Bond Fund, a series of USAA Tax Exempt Fund, Inc., as of March 31, 2002, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights, presented in Note 7 to the financial statements, for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

                 We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2002, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

                 In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of USAA New York Bond Fund as of March 31, 2002, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

                                                                    /s/ KPMG LLP

                 San Antonio, Texas
                 May 3, 2002

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS

USAA NEW YORK BOND FUND
MARCH 31, 2002

CATEGORIES AND DEFINITIONS
--------------------------------------------------------------------------------

                 FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

                 VARIABLE-RATE DEMAND NOTES (VRDN) - provide the right, on any business day, to sell the security at face value on either that day or within seven days. The interest rate is generally adjusted at a stipulated daily, weekly, or monthly interval to a rate that reflects current market conditions. The effective maturity is the next put date.

                 CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust.

                 (PRE)     Prerefunded to a date prior to maturity.
                 (LOC)     Enhanced by a bank letter of credit.
                 (NBGA)    Enhanced by a nonbank guarantee agreement.
                 (INS)     Scheduled principal and interest payments are insured
                           by:
                           (1)   MBIA, Inc.
                           (2)   AMBAC Financial Group, Inc.
                           (3)   Financial Guaranty Insurance Co.
                           (4)   Financial Security Assurance Holdings Ltd.
                           (5)   Radian Asset Assurance, Inc.
                           (6)   ACA Financial Guaranty Corp.

15

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS
                  (continued)

USAA NEW YORK BOND FUND
MARCH 31, 2002

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS
--------------------------------------------------------------------------------

              COP     Certificate of Participation
              GO      General Obligation
              IDA     Industrial Development Authority/Agency
              MFH     Multifamily Housing
              MLO     Municipal Lease Obligation
              MTA     Metropolitan Transportation Authority
              RB      Revenue Bond

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS (continued)
                  (in thousands)

USAA NEW YORK BOND FUND
MARCH 31, 2002

PRINCIPAL                                                         COUPON                FINAL          MARKET
   AMOUNT      SECURITY                                             RATE             MATURITY           VALUE
-------------------------------------------------------------------------------------------------------------
               FIXED-RATE INSTRUMENTS (94.2%)

               NEW YORK (92.5%)
 $ 1,000       Albany Parking Auth. RB, Series 2001A                5.63%           7/15/2020         $ 1,000
   3,150       Buffalo Municipal Water Finance Auth. RB,
                Series 1998A (INS)(3)                               5.00            7/01/2028           3,006
   2,200       Dormitory Auth. Court Facilities MLO RB,
                Series 1999                                         6.00            5/15/2039           2,329
               Dormitory Auth. RB,
   2,000        Series 1992 (Manhattan College) (INS)(5)            6.50            7/01/2019           2,064
   2,000        Series 1994 (Gurwin Geriatric Center)               7.35            8/01/2029           2,216
   2,800        Series 1997 (Lutheran Center) (LOC)                 6.05            7/01/2026           2,928
   2,000        Series 1998G (Northern General Hospital)            5.30            2/15/2019           1,979
   1,750        Series 1999 (Long Island Univ.) (INS)(5)            5.13            9/01/2023           1,703
   2,000        Series 1999 (Pratt Institute) (INS)(5)              6.00            7/01/2020           2,141
   1,000        Series 1999 (SUNY) (INS)(3)                         5.75            5/15/2024           1,056
   2,500        Series 1999A (Catholic Health Services) (INS)(1)    5.50            7/01/2024           2,539
   4,000        Series 1999A (Upstate Community Colleges)           5.00            7/01/2019           3,876
   1,750        Series 1999B (Univ. of Rochester)                   5.63            7/01/2024           1,801
   2,345        Series 2000A (City Univ. Systems) (INS)(3)          5.13            7/01/2025           2,295
   1,000        Series 2000A (Columbia Univ.)                       5.00            7/01/2025             975
   4,065        Series 2000A (Univ. of Rochester)
                 6.05%/6.05%, 7/01/10(INS)(1, b)                    6.05            7/01/2023           2,620
     400        Series 2001 (Augustana Lutheran Home) (INS)(1)      5.40            2/01/2031             393
   1,000        Series 2001 (D'Youville College) (INS)(5)           5.25            7/01/2020             983
     500        Series 2001A (Winthrop Univ. Hospital) (INS)(2)     5.00            7/01/2021             483
   1,090       Dutchess County IDA Civic Facility RB,
                Series 2000                                         5.75            8/01/2030           1,104
               Environmental Facilities Corp. RB,
     125        Series 1990B                                        7.50            3/15/2011             125
   2,420        Series 2001C                                        5.00            6/15/2021           2,369
   2,000        Series 2001C                                        5.00            6/15/2023           1,945
               Erie County GO,
   1,000        Series 2000C (INS)(2)                               5.50            7/01/2029           1,016
     600        Series 2001A (INS)(3)                               4.88           10/01/2018             577
     100       Groton Community Health Care Facilities RB,
                Series 1994A                                        7.45            7/15/2021             100
               Housing Finance Agency MFH RB,
   1,775        Series 1992E (Secured Mortgage Program)             6.75            8/15/2025           1,819
   2,440        Series 1996A (Housing Project) (INS)(4)             6.13           11/01/2020           2,561
   4,350       Long Island Power Auth. RB, Series 1998A             5.25           12/01/2026           4,241

17

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS (continued)
                  (in thousands)

USAA NEW YORK BOND FUND
MARCH 31, 2002

PRINCIPAL                                                                COUPON                  FINAL            MARKET
   AMOUNT        SECURITY                                                  RATE               MATURITY             VALUE
------------------------------------------------------------------------------------------------------------------------
               Medical Care Facilities Finance Agency RB,
$ 2,500         Series 1994A (Community General
                 Hospital of Sullivan County)                              6.25%             2/15/2024           $ 2,595
  1,760         Series 1994A (Hospital and Nursing
                 Home Facilities)                                          6.50              2/15/2034             1,888
  2,000         Series 1994A (New York Hospital) (PRE)                     6.90              8/15/2034             2,246
  1,965         Series 1994E (Mental Health Service) (PRE)                 6.50              8/15/2024             2,165
  2,500         Series 1995A (Brookdale Hospital) (PRE)                    6.85              2/15/2017             2,804
  2,395         Series 1995A (Secured Mortgage Program)                    6.38             11/15/2019             2,549
  3,250        Monroe County IDA RB, Series 1998                           5.20             12/20/2039             3,100
               New York City GO,
  3,000         Series 1995B (PRE)                                         7.25              8/15/2019             3,335
  1,105         Series 1997I (PRE)                                         6.25              4/15/2017             1,245
  1,895         Series 1997I                                               6.25              4/15/2017             2,003
  1,000         Series 2000A                                               6.00              5/15/2020             1,053
               New York City IDA RB,
  2,500         Series 1997 (YMCA)                                         5.80              8/01/2016             2,541
  1,000         Series 2001 (Marymont School) (INS)(6)                     5.13              9/01/2021               933
               New York City Municipal Water Finance Auth. RB,
 22,090         Series 1998D(a)                                            5.12              6/15/2020             8,422
  1,000         Series 2001A                                               5.50              6/15/2033             1,013
  3,650        New York City Transit Auth. MTA COP,
                Series 2000A (INS)(2)                                      5.88              1/01/2030             3,873
               New York City Transitional Finance Auth. RB,
    800        Series 1999A                                                5.75              8/15/2024               839
  1,000         Series 1999C                                               5.50              5/01/2025             1,018
    500         Series 1999C                                               5.00              5/01/2029               473
  1,000         Series 2001A                                               5.38              2/15/2020             1,012
  3,300        Niagara Falls City School District MLO COP,
                Series 1998                                                5.38              6/15/2028             3,139
  1,000        Triborough Bridge and Tunnel Auth. RB,
                Series 2001A                                               5.00              1/01/2032               942
  3,450        Ulster County Civic Facility IDA RB,
                Series 1999 (LOC)                                          5.65             11/15/2024             3,367
  1,300        Urban Development Corp. RB,
                Series 2000D (INS)(4)                                      5.25              1/01/2030             1,282

               PUERTO RICO (1.7%)
  2,000        Public Finance Corp. RB,
                Series 2001A (INS)(1)                                      5.00              8/01/2029             1,929
                                                                                                                --------
               Total fixed-rate instruments (cost: $105,151)                                                     108,010
                                                                                                                --------

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS (continued)
                  (in thousands)

USAA NEW YORK BOND FUND
MARCH 31, 2002

PRINCIPAL                                                          COUPON             FINAL             MARKET
   AMOUNT       SECURITY                                             RATE          MATURITY              VALUE
--------------------------------------------------------------------------------------------------------------
                VARIABLE-RATE DEMAND NOTES (4.7%)

                NEW YORK
  $ 1,000       Dormitory Auth. RB, Series 1993
                 (Oxford Univ. Press) (LOC)                          1.40%        7/01/2023           $  1,000
    1,300       Energy PCRB, Series 1994B (LOC)                      1.40         2/01/2029              1,300
    1,200       Long Island Power Auth. RB,
                 Series 1B (LOC)(NBGA)                               1.40         5/01/2033              1,200
      600       New York City GO, Series 1994E-4 (LOC)               1.50         8/01/2022                600
    1,300       New York City Housing Development Corp.
                 MFH RB, Series 1993A (LOC)                          1.50         1/01/2023              1,300
                                                                                                      --------
                Total variable-rate demand notes (cost: $5,400)                                          5,400
                                                                                                      --------

                TOTAL INVESTMENTS (COST: $110,551)                                                    $113,410
                                                                                                      ========

19

P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)

USAA NEW YORK BOND FUND
MARCH 31, 2002

PORTFOLIO SUMMARY BY CONCENTRATION
--------------------------------------------------------------------------------

Education                                               15.8%
Water/Sewer Utility                                     14.7
Hospital                                                10.8
Escrowed Bonds                                          10.3
Appropriated Debt                                        8.9
Nursing/CCRC                                             7.6
Special Assessment/Tax/Fee                               6.3
Multifamily Housing                                      5.0
Electric/Gas Utility                                     4.8
General Obligation                                       4.6
Buildings                                                2.9
Community Service                                        2.2
Health Miscellaneous                                     2.2
Electric Utilities                                       1.1
Other                                                    1.7
                                                        ----
Total                                                   98.9%
                                                        ====

N O T E S
=========-----------------------------------------------------------------------
          to Portfolio of INVESTMENTS

USAA NEW YORK BOND FUND
MARCH 31, 2002

GENERAL NOTES
--------------------------------------------------------------------------------

           Values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

           The percentages shown represent the percentages of the investments to net assets.

SPECIFIC NOTES
--------------------------------------------------------------------------------

           (a) Zero-coupon security. Rate represents the effective yield at date of purchase. At March 31, 2002, these securities represented 7.3% of the Fund's net assets.

           (b) Stepped coupon note initially issued in zero-coupon form, which converts to coupon form at the date specified in the security description. Interest rates presented in the security description represent the zero-coupon effective yield at the date of purchase, followed by the coupon rate paid after the conversion. The rate presented in the coupon rate column represents the zero-coupon effective yield if the security is in zero-coupon form or the coupon rate once the security has converted.

           SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

21

S T A T E M E N T
=================---------------------------------------------------------------
                  of ASSETS and LIABILITIES
                  (in thousands)

USAA NEW YORK BOND FUND
MARCH 31, 2002

ASSETS

  Investments in securities, at market value (identified cost of $110,551)      $113,410
  Cash                                                                                43
  Receivables:
     Capital shares sold                                                               8
     Interest                                                                      1,429
                                                                                --------
         Total assets                                                            114,890
                                                                                --------

LIABILITIES

  USAA Investment Management Company                                                  36
  USAA Transfer Agency Company                                                         4
  Accounts payable and accrued expenses                                               17
  Dividends on capital shares                                                        122
                                                                                --------
         Total liabilities                                                           179
                                                                                --------
            Net assets applicable to capital shares outstanding                 $114,711
                                                                                ========

REPRESENTED BY:

  Paid-in capital                                                               $114,923
  Accumulated net realized loss on investments                                    (3,071)
  Net unrealized appreciation of investments                                       2,859
                                                                                --------
         Net assets applicable to capital shares outstanding                    $114,711
                                                                                ========
  Capital shares outstanding                                                      10,091
                                                                                ========
  Authorized shares of $.01 par value                                            100,000
                                                                                ========
  Net asset value, redemption price, and offering price per share               $  11.37
                                                                                ========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

S T A T E M E N T
=================---------------------------------------------------------------
                  of OPERATIONS
                  (in thousands)

USAA NEW YORK BOND FUND
YEAR ENDED MARCH 31, 2002


NET INVESTMENT INCOME

  Interest income                                                                  $6,095
                                                                                   ------
  Expenses:
       Management fees                                                                412
       Administrative and servicing fees                                              115
       Transfer agent's fees                                                           52
       Custodian's fees                                                                49
       Postage                                                                          5
       Shareholder reporting fees                                                       5
       Directors' fees                                                                  4
       Professional fees                                                               30
       Other                                                                            8
                                                                                   ------
           Total expenses                                                             680
       Expenses reimbursed                                                             (1)
       Expenses paid indirectly                                                       (22)
                                                                                   ------
           Net expenses                                                               657
                                                                                   ------
              Net investment income                                                 5,438
                                                                                   ------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain                                                                    63
  Change in net unrealized appreciation/depreciation                               (2,204)
                                                                                   ------
              Net realized and unrealized loss                                     (2,141)
                                                                                   ------
  Increase in net assets resulting from operations                                 $3,297
                                                                                   ======

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

23

S T A T E M E N T S
===================-------------------------------------------------------------
                    of Changes in NET ASSETS
                    (in thousands)

USAA NEW YORK BOND FUND
YEARS ENDED MARCH 31,

FROM OPERATIONS                                                           2002               2001
                                                                      ---------------------------
       Net investment income                                          $  5,438           $  4,866
       Net realized gain on investments                                     63                 41
       Change in net unrealized appreciation/depreciation
          of investments                                                (2,204)             6,480
                                                                      ---------------------------
             Increase in net assets resulting from operations            3,297             11,387
                                                                      ---------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:

       Net investment income                                            (5,438)            (4,866)
                                                                      ---------------------------

FROM CAPITAL SHARE TRANSACTIONS

       Proceeds from shares sold                                        31,659             19,531
       Dividend reinvestments                                            3,925              3,444
       Cost of shares redeemed                                         (22,015)            (9,184)
                                                                      ---------------------------
          Increase in net assets from capital share
             transactions                                               13,569             13,791
                                                                      ---------------------------
       Net increase in net assets                                       11,428             20,312

NET ASSETS

       Beginning of period                                             103,283             82,971
                                                                      ---------------------------
       End of period                                                  $114,711           $103,283
                                                                      ===========================

CHANGE IN SHARES OUTSTANDING

       Shares sold                                                       2,726              1,746
       Shares issued for dividends reinvested                              340                310
       Shares redeemed                                                  (1,896)              (826)
                                                                      ---------------------------
          Increase in shares outstanding                                 1,170              1,230
                                                                      ===========================

          SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

N O T E S
=========-----------------------------------------------------------------------
          to FINANCIAL Statements

USAA NEW YORK BOND FUND
MARCH 31, 2002

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA Tax Exempt Fund, Inc. (the Company), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company incorporated under the laws of Maryland consisting of 10 separate funds. The information presented in this annual report pertains only to the USAA New York Bond Fund (the Fund). The Fund's investment objective is to provide New York investors with a high level of current interest income that is exempt from federal income tax and New York state and New York City personal income taxes.

            A. SECURITY VALUATION - Securities are valued each business day by a pricing service (the Service) approved by the Company's Board of Directors. The Service uses the mean between quoted bid and asked prices or the last sale price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of tax-exempt securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Securities that cannot be valued by the Service, and all other assets, are valued in good faith at fair value using methods determined by USAA Investment Management Company (the Manager) under the general supervision of the Company's Board of Directors. Securities purchased with maturities of 60 days or less are stated at amortized cost, which approximates market value.

            B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially

25

N O T E S
=========-----------------------------------------------------------------------
          to FINANCIAL Statements
          (continued)

USAA NEW YORK BOND FUND
MARCH 31, 2002

                 all of its income to its shareholders. Therefore, no federal income or excise tax provision is required.

                 Net realized gain (losses) and net unrealized appreciation (depreciation) of investments may differ for financial statement and tax purposes due to "wash sale" losses deferred. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

                 The tax character of distributions paid during the years ended March 31, 2002 and 2001, was as follows:


                                                                  2002               2001
                 ---------------------------------------------------------------------------
                 Tax-exempt income                             $5,438,000         $4,866,000
                 Long-term capital gains                           --                  --

                 As of March 31, 2002, the components of net assets on a tax basis were as follows:

                 Undistributed tax-exempt income                                  $  122,000
                 Accumulated net realized loss on investments                     (3,068,000)
                 Net unrealized appreciation of investments                        2,856,000

              C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gain or loss from sales of investment securities is computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the

N O T E S
=========-----------------------------------------------------------------------
          to FINANCIAL Statements
          (continued)

USAA NEW YORK BOND FUND
MARCH 31, 2002

                 life of the respective securities. The Fund concentrates its investments in New York tax-exempt securities and, therefore, may be exposed to more credit risk than portfolios with a broader geographical diversification.

              D. EXPENSES PAID INDIRECTLY - The Fund's custodian bank has agreed to reduce its fees when the Fund maintains a cash balance in the non-interest-bearing custody account. For the year ended March 31, 2002, custodian fee offset arrangements reduced expenses by $22,000.

              E. USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINES OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates with other USAA funds in two joint, short-term, revolving, committed loan agreements totaling $500 million: $400 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager, and $100 million with Bank of America. The purpose of the agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities.

         Subject to availability under its agreement with CAPCO, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at CAPCO's borrowing rate with no markup. Subject to availability under its agreement with Bank of America, the Fund may borrow from Bank of America, at Bank of America' s borrowing rate plus a markup, an amount which, when added to outstanding borrowings under the CAPCO agreement, does not exceed 15% of the

27

N O T E S
=========-----------------------------------------------------------------------
          to FINANCIAL Statements
          (continued)

USAA NEW YORK BOND FUND
MARCH 31, 2002

         Fund's total assets. The Fund had no borrowings under either of these agreements during the year ended March 31, 2002.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the suc-ceeding fiscal year or as otherwise required to avoid the payment of federal taxes. At March 31, 2002, the Fund had capital loss carryovers for federal income tax purposes of $3,068,000, which, if not offset by subsequent capital gains, will expire between 2003 and 2010. It is unlikely that the Company's Board of Directors will authorize a distri-bution of capital gains realized in the future until the capital loss carry-overs have been utilized or expire.

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

         Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the year ended March 31, 2002, were $19,175,000 and $10,161,000, respectively.

         At March 31, 2002, the cost of securities, for federal income tax purposes, was $110,554,000.

         Gross unrealized appreciation and depreciation of investments as of March 31, 2002, for federal income tax purposes, were $4,078,000 and $1,222,000, respectively.

(5) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

             A. MANAGEMENT FEES - The Manager carries out the Fund's investment policies and manages the Fund's portfolio. Management fees are computed as a percentage of aggregate

N O T E S
=========-----------------------------------------------------------------------
          to FINANCIAL Statements
          (continued)

 USAA NEW YORK BOND FUND
 MARCH 31, 2002

                 average net assets of the USAA New York Bond and USAA New York Money Market Funds combined, which on an annual basis is equal to 0.50% of the first $50 million, 0.40% of that portion over $50 million but not over $100 million, and 0.30% of that portion over $100 million. These fees are allocated on a proportional basis to each Fund monthly based upon average net assets.

                 Beginning with the month ending July 31, 2002, the investment management fee for the Fund will be composed of a base fee and a performance adjustment that will increase or decrease the base fee depending upon the performance of the Fund relative to the performance of the Lipper New York Municipal Debt
                 Funds Index, which tracks the total return performance of the top 30 largest funds in the Lipper New York Municipal Debt Funds category. The base fee for the Fund will be computed as referenced above. The performance adjustment will be calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. For the month ending July 31, 2002, the performance period will consist of the previous 12-month period. A new month will be added to the performance period each month thereafter until the performance period consists of the previous 36 months. Thereafter, the performance period will consist of the current month plus the previous 35 months.

                 The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from

29

N O T E S
=========-----------------------------------------------------------------------
          to FINANCIAL Statements
          (continued)

 USAA NEW YORK BOND FUND
 MARCH 31, 2002

                 (in the case of underperformance) the base fee as referenced in the following chart:

OVER/UNDER PERFORMANCE          ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)            AS A % OF THE FUND'S AVERAGE NET ASSETS
-----------------------------------------------------------------------
+/- 0.20% to 0.50%              +/- 0.04%
+/- 0.51% to 1.00%              +/- 0.05%
+/- 1.01% and greater           +/- 0.06%

(1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

                 Prior to August 1, 2001, the Manager had voluntarily agreed to limit the Fund's expense ratio to 0.50% of its annual average net assets. The statement of operations for the year ended March 31, 2002, reflects a reimbursement of a portion of the Fund's expenses up to the termination of the agreement.

              B. ADMINISTRATIVE AND SERVICING FEES - The Manager provides certain administrative and shareholder servicing functions for the Fund. For such services, effective August 1, 2001, the Manager receives a fee computed daily and paid monthly, at an annualized rate of 0.15% of the Fund's monthly average net assets.

              C. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a
                 USAA Shareholder Account Services, an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. Prior to August 1, 2001, the annual charge per account was $28.50.

              D. UNDERWRITING SERVICES - The Manager provides exclusive
                 underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

N O T E S
=========-----------------------------------------------------------------------
          to FINANCIAL Statements
          (continued)

 USAA NEW YORK BOND FUND
 MARCH 31, 2002

(6) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         Certain directors and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated directors or Fund officers received any compensation from the Fund.

(7) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                                                   YEAR ENDED MARCH 31,
                                          -----------------------------------------------------------------
                                              2002           2001           2000          1999        1998
                                          ----------------------------------------------------------------
Net asset value at
   beginning of period                    $  11.58       $  10.79        $ 11.66       $ 11.62     $ 10.94
                                          ----------------------------------------------------------------
Income from investment operations:
   Net investment income                       .57            .59            .61           .61         .63
   Net realized and
      unrealized gain (loss)                  (.21)           .79           (.87)          .04         .68
                                          ----------------------------------------------------------------
Total from investment operations               .36           1.38           (.26)          .65        1.31
                                          ----------------------------------------------------------------
Less distributions:
   From net investment income                 (.57)          (.59)          (.61)         (.61)       (.63)
                                          ----------------------------------------------------------------
Net asset value at end of period          $  11.37       $  11.58        $ 10.79       $ 11.66     $ 11.62
                                          ================================================================
Total return (%)*                             3.10          13.24          (2.20)         5.73       12.24
Net assets at end of period (000)         $114,711       $103,283        $82,971       $88,480     $70,611
Ratio of expenses to
   average net assets (%)                      .61(a,b)       .50            .50           .50         .50
Ratio of expenses to
   average net assets
   excluding reimbursements (%)                .61(a)         .58            .57           .58         .61
Ratio of net investment income to
   average net assets (%)                     4.89           5.36           5.52          5.24        5.54
Portfolio turnover (%)                        9.41          13.87          31.77         27.64       49.49

   * Assumes reinvestment of all dividend income distributions during the period.
 (a) Reflects total expenses prior to any custodian fee offset arrangement, which reduced the total expense ratio by 0.02%.
 (b) Prior to August 1, 2001, the Manager had voluntarily agreed to limit the Fund's expense ratio to 0.50% of the Fund's average annual net assets.

31

D I R E C T O R S '
===================-------------------------------------------------------------
                    INFORMATION

DIRECTORS* AND OFFICERS OF THE COMPANY
--------------------------------------------------------------------------------

                 The Board of Directors of the Company consists of eight Directors and five Officers who supervise the business affairs of the USAA family of funds. The Board of Directors is responsible for the general oversight of the Funds' business and for assuring that the Funds are managed in the best interests of each Fund's respective shareholders. Effective in April and May of 2002, respectively, David G. Peebles and Kenneth E Willmann have retired. The Board of Directors periodically reviews the Funds' investment performance as well as the quality of other services provided to the Funds and their shareholders by each of the Fund's service providers, including USAA Investment Management Company (IMCO) and its affiliates. The term of office for each Director shall be fifteen (15) years or until the Director reaches age 70. All members of the Board of Directors shall be presented to shareholders for election or reelection, as the case may be, at least once every five years. Vacancies on the Board of Directors can be filled by the action of a majority of the Directors, provided that at least two-thirds of the Directors have been elected by the shareholders.

                 Set forth below are the Directors and Officers of the Company, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of Directors of the USAA family of funds consisting of four registered investment companies offering 41 individual Funds as of March 31, 2002. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Road, San Antonio, TX 78288.

                 If you would like more information about the Funds' Directors, you may call 1-800-531-8181 to request a free copy of the Funds' statement of additional information (SAI).

INTERESTED DIRECTORS(1)
--------------------------------------------------------------------------------

                 ROBERT G. DAVIS(2)
                 Director and Chairman of the Board of Directors
                 Born: November 1946

                 President and Chief Executive Officer of United Services Automobile Association (USAA) (4/00-present); President and Chief Operating

                 *FOR SIMPLICITY THROUGHOUT THIS SECTION, THE BOARDS OF DIRECTORS AND BOARDS OF TRUSTEES OF THE FOUR LEGAL ENTITIES THAT GOVERN THE USAA FAMILY OF FUNDS WILL BE IDENTIFIED AS THE BOARD OF DIRECTORS.

D I R E C T O R S '
===================-------------------------------------------------------------

                 Officer of USAA (6/99-3/00); Director of USAA (2/99-present); Deputy Chief Executive Officer for Capital Management of USAA (6/98-5/99); President, Chief Executive Officer, Director, and Chairman of the Board of Directors of USAA Capital Corporation and several of its subsidiaries and affiliates (1/97-present); and President, Chief Executive Officer, Director, and Chairman of the Board of Directors of USAA Financial Planning Services (1/97-present). Mr. Davis serves as a Director/Trustee and Chairman of the Boards of Directors/Trustees of the USAA family of funds. Mr. Davis has served in his capacity as Director since December 1996. He also serves as a Director and Chairman of the Boards of Directors of USAA Investment Management Company, USAA Life Insurance Company, USAA Federal Savings Bank, and USAA Real Estate Company.

                 CHRISTOPHER W. CLAUS (2)
                 Director, President, and Vice Chairman of the Board of
                 Directors
                 Born: December 1960

                 President and Chief Executive Officer, Director, and Vice Chairman of the Board of Directors, IMCO (2/01-present). Senior Vice President of Investment Sales and Service, IMCO (7/00-2/01); Vice President, Investment Sales and Service, IMCO (12/94- 7/00). Mr. Claus serves as President, Director/Trustee, and Vice Chairman of the Boards of Directors/Trustees of the USAA family of funds. Mr. Claus has served in his capacity as Director since February 2001. He also serves as President, Director, and Chairman of the Board of Directors of USAA Shareholder Account Services. He also holds the Officer position of Senior Vice President of USAA Life Investment Trust, a registered investment company offering five individual Funds.

                 DAVID G. PEEBLES (4)
                 Director and Vice President
                 Born: October 1939

                 Director, IMCO (12/98-present); Senior Vice President, Equity Investments, IMCO (11/98-present); Vice President, Equity Investments, IMCO (2/88-11/98). Mr. Peebles serves as Director/Trustee and Vice President of the USAA family of funds. Mr. Peebles has served in his capacity as Director since January 2000. He also serves as Senior Vice President of USAA Shareholder Account Services. He also holds the

33

.. . . C O N T I N U E D
=======================---------------------------------------------------------
                        INFORMATION

                 Officer position of Vice President of USAA Life Investment Trust, a registered investment company offering five individual Funds.

NON-INTERESTED DIRECTORS
--------------------------------------------------------------------------------

                 BARBARA B. DREEBEN (3, 4, 5, 6)
                 Director
                 Born: June 1945

                 President, Postal Addvantage (7/92-present), a postal mail list management service. Mrs. Dreeben serves as Director/Trustee of the USAA family of funds. Mrs. Dreeben has served in her capacity as Director since January 1994. Mrs. Dreeben holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

                 ROBERT L. MASON, PH. D. (3, 4, 5, 6)
                 Director
                 Born: July 1946

                 Institute Analyst, Southwest Research Institute (3/02-present); Staff Analyst, Southwest Research Institute (9/98-3/02); Manager, Statistical Analysis Section, Southwest Research Institute (8/75-9/98), which focuses on the fields of technological research. Dr. Mason serves as a Director/Trustee of the USAA family of funds. Dr. Mason has served in his capacity as Director since January 1997. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

                 MICHAEL F. REIMHERR (3, 4, 5, 6)
                 Director
                 Born: August 1945

                 President of Reimherr Business Consulting (5/95-present), an organization that performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr serves as a Director/Trustee of the USAA family of funds. Mr. Reimherr has served in his capacity as Director since January 2000. Mr. Reimherr holds no other directorships of any

.. . . C O N T I N U E D
=======================---------------------------------------------------------

                 publicly held corporations or other investment companies outside the USAA family of funds.

                 LAURA T. STARKS, PH. D.(3, 4, 5, 6)
                 Director
                 Born: February 1950

                 Charles E. and Sarah M. Seay Regents Chair Professor of Finance, University of Texas at Austin (9/96-present); Sarah Meadows Seay Regents Professor of Finance, University of Texas of Austin (9/94-9/96). Dr. Starks serves as a Director/Trustee of the USAA family of funds. Dr. Starks has served in her capacity as Director since May 2000. Dr. Starks holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

                 RICHARD A. ZUCKER (2, 3, 4, 5, 6)
                 Director
                 Born: July 1943

                 Vice President, Beldon Roofing and Remodeling (7/85-present). Mr. Zucker serves as a Director/Trustee of the USAA family of funds. Mr. Zucker has served in his capacity as Director since January 1992. Mr. Zucker holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

                 (1) INDICATES THOSE DIRECTORS WHO ARE EMPLOYEES OF USAA
                     INVESTMENT MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND ARE CONSIDERED "INTERESTED PERSONS" UNDER THE INVESTMENT COMPANY ACT OF 1940.

                 (2) MEMBER OF EXECUTIVE COMMITTEE

                 (3) MEMBER OF AUDIT COMMITTEE

                 (4) MEMBER OF PRICING AND INVESTMENT COMMITTEE

                 (5) MEMBER OF CORPORATE GOVERNANCE COMMITTEE

                 (6) THE ADDRESS FOR ALL NON-INTERESTED DIRECTORS IS THAT OF THE
                     USAA FUNDS, P. O. BOX 659430, SAN ANTONIO, TX 78265-9430.

35

.. . . C O N T I N U E D
=======================---------------------------------------------------------
                            INFORMATION

INTERESTED OFFICERS(1)
--------------------------------------------------------------------------------

                 KENNETH E. WILLMANN
                 Vice President
                 Born: August 1946

                 Director, IMCO (2/00-present); Senior Vice President, Fixed Income Investments, IMCO (12/99-present); Vice President, Mutual Fund Portfolios, IMCO (09/94-12/99). Mr. Willmann serves as Vice President of the USAA family of funds. He also serves as Senior Vice President of USAA Shareholder Account Services and Vice President of USAA Life Investment Trust, a registered investment company offering five individual Funds.

                 MICHAEL D. WAGNER
                 Secretary
                 Born: July 1948

                 Senior Vice President, USAA Capital Corporation (CAPCO) General Counsel (01/99-present); Vice President, Corporate Counsel, USAA (1982-01/99). Mr. Wagner serves as Vice President, Secretary, and Counsel, IMCO and USAA Shareholder Account Services; Secretary of the USAA family of funds; and Vice President, Corporate Counsel for various other USAA subsidiaries and affiliates.

                 MARK S. HOWARD
                 Assistant Secretary
                 Born: October 1963

                 Senior Vice President, Securities Counsel & Compliance, IMCO (1/02- present); Vice President, Securities Counsel & Compliance, IMCO (7/00-1/02); Assistant Vice President, Securities Counsel, USAA (2/98-7/00); and Executive Director, Securities Counsel, USAA (9/96-2/98). Mr. Howard serves as Assistant Secretary for IMCO, USAA Shareholder Account Services; USAA Financial Planning Services; the USAA family of funds; and USAA Life Investment Trust, a registered investment company offering five individual Funds at December 31, 2001.

.. . . C O N T I N U E D
=======================---------------------------------------------------------

                 DAVID M. HOLMES
                 Treasurer
                 Born: June 1960

                 Senior Vice President, Senior Financial Officer, IMCO (6/01-present); Vice President, Senior Financial Officer, USAA Real Estate Company (RealCo) (12/97-5/01); Assistant Vice President, Capital Markets, RealCo (1/96- 12/97). Mr. Holmes serves as Treasurer of the USAA family of funds; and Senior Vice President, Senior Financial Officer of USAA Shareholder Account Services.

                 ROBERTO GALINDO, JR.
                 Assistant Treasurer
                 Born: November 1960

                 Assistant Vice President, Mutual Fund Analysis & Support, IMCO; (10/01-present); Executive Director, Mutual Fund Analysis & Support, IMCO (6/00-10/01); Director, Mutual Fund Analysis, IMCO (9/99-6/00); Vice President, Portfolio Administration, Founders Asset Management LLC (7/98-8/99); Assistant Vice President, Director of Fund & Private Client Accounting, Founders Asset Management LLC (7/93-7/98). Mr. Galindo serves as Assistant Treasurer for the USAA family of funds.

                 (1) INDICATES THOSE OFFICERS WHO ARE EMPLOYEES OF USAA
                     INVESTMENT MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND ARE CONSIDERED "INTERESTED PERSONS" UNDER THE INVESTMENT COMPANY ACT OF 1940.

37

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N O T E S
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39

N O T E S
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

                   TRUSTEES Robert G. Davis, CHAIRMAN OF THE BOARD Christopher W. Claus, VICE CHAIRMAN OF THE BOARD Barbara B. Dreeben
                              Robert L. Mason, Ph. D.
                              David G. Peebles
                              Michael F. Reimherr
                              Laura T. Starks, Ph. D.
                              Richard A. Zucker

             ADMINISTRATOR,   USAA Investment Management Company
        INVESTMENT ADVISER,   9800 Fredericksburg Road
               UNDERWRITER,   San Antonio, Texas 78288
            AND DISTRIBUTOR

             TRANSFER AGENT   USAA Shareholder Account Services
                              9800 Fredericksburg Road
                              San Antonio, Texas 78288

                  CUSTODIAN   State Street Bank and Trust Company
                              P.O. Box 1713
                              Boston, Massachusetts 02105

       INDEPENDENT AUDITORS   KPMG LLP
                              112 East Pecan, Suite 2400
                              San Antonio, Texas 78205

                  TELEPHONE   Call toll free - Central Time
           ASSISTANCE HOURS   Monday - Friday, 6 a.m. to 10 p.m.
                              Saturday, 8:30 a.m. to 5 p.m.
                              Sunday, 11:30 a.m. to 8 p.m.

             FOR ADDITIONAL   1-800-531-8181, in San Antonio 456-7200
          INFORMATION ABOUT   For account servicing, exchanges,
               MUTUAL FUNDS   or redemptions
                              1-800-531-8448, in San Antonio 456-7202

            RECORDED MUTUAL   24-hour service (from any phone)
          FUND PRICE QUOTES   1-800-531-8066, in San Antonio 498-8066

                MUTUAL FUND   (from touch-tone phones only)
           USAA TOUCHLINE(R)  For account balance, last transaction, fund prices, or to exchange or redeem fund shares
                              1-800-531-8777, in San Antonio 498-8777

            INTERNET ACCESS   USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

                                                                         [LOGO]
                                                                        Recycled
                                                                         Paper

[LOGO]USAA             WE KNOW WHAT IT MEANS TO SERVE.(R)
                       ----------------------------------
                       INSURANCE [middot] MEMBER SERVICES

40864-0502                                   (c)2002, USAA. All rights reserved.